Estimated Amortization Expense Relating to Existing Intangible Assets with Finite Lives (Detail) - Dec. 31, 2017 ¥ in Millions, $ in Millions	USD ($)	CNY (¥)
Estimated amortization expense
2018	$ 390	¥ 2,540
2019	213	1,383
2020	125	813
2021	47	304
2022	$ 18	¥ 118